Share-Based Compensation (Details) $ / shares in Units, ¥ in Thousands				6 Months Ended	12 Months Ended
	Oct. 13, 2020 shares	Sep. 01, 2020 shares	Sep. 19, 2019 shares	Jun. 30, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2023 $ / shares	Aug. 19, 2022 shares
Share-Based Compensation (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares								$ 0.002
Issuance of aggregate share (in Shares)				359,434					859,434
Aggregated grant date fair value (in Yuan Renminbi) | ¥						¥ 275,402	¥ 575,788
Share-based compensation expense (in Dollars) | $					$ 25,121
Share incentive, description				In May 2021, the Group acquired 100% equity interests of Guangdong Wanhe Green Technology Co., Ltd (“Guangdong Wanhe”) and Share Incentive in term of the Group’s share of RMB 29 million were awarded to certain management of Guangdong Wanhe. The management may be entitled to receive the Share Incentive as follows: (a) 40% of the Share Incentive and an additional share award of RMB 1.15 million if the revenue of Guangdong Wanhe exceeds RMB30 million for the period from acquisition date through December 31, 2021 pursuant to the audited consolidated financial statements of Guangdong Wanhe; (b) 40% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB55 million in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2022; (c) 20% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB65 million in the fiscal year of 2023 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2023. In addition, shares valued at 5% of the overfulfilled revenue should be awarded for each performance evaluation period. The Share Incentive should be automatically forfeited if the employment terminates during the performance evaluation period.
April 21, 2022 [Member]
Share-Based Compensation (Details) [Line Items]
Granted share (in Shares)	9,553	92,195	693,512
2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Award option vested, description				In connection with the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.002 per share to $0.00418 (0.002 divided by 0.4783) per share.
2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Closing stock price (in Dollars per share) | $ / shares				$ 0.559
Unrecognized compensation cost related to unvested share options (in Yuan Renminbi) | ¥				$ 4,646
Weighted average period				3 months 10 days
Earn-out compensation from SPAC transaction description				In connection with SPAC Transaction, 200,000 Earnout Shares were granted to certain shareholders of Ucommune Group.
IPO [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option		50.00%
IPO [Member] | 2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option		30.00%
IPO [Member] | 2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option		20.00%
Class A Ordinary Shares [Member]
Share-Based Compensation (Details) [Line Items]
Issuance of aggregate share (in Shares)									500,000
Class A Ordinary Shares [Member] | 2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Issuance of aggregate share (in Shares)									359,434
2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Aggregated grant date fair value (in Yuan Renminbi) | ¥						¥ 98,430
Type 1 [Member] | IPO [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option				100.00%
Type 1 [Member] | IPO [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option		100.00%
Type 2 [Member] | IPO [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option				50.00%
Type 2 [Member] | IPO [Member] | 2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option				50.00%
Type 3 [Member] | IPO [Member] | 2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option				50.00%
Type 3 [Member] | IPO [Member] | 2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option				30.00%
Type 3 [Member] | IPO [Member] | 2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option				20.00%
Type 4 [Member] | IPO [Member] | 2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option				50.00%
Type 4 [Member] | IPO [Member] | 2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option				30.00%
Type 4 [Member] | IPO [Member] | 2019 Plan [Member] | Third Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of award option				20.00%